SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Depreciation Rates [Table Text Block]
%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture and equipment	6 - 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	2015	2014	2013

Balance at the beginning of the year	$5,970	$6,497	$6,792
Charged to expenses, net of recoveries	728	1,233	1,217
Deconsolidation of subsidiary	-	-	(141)
Write-off	(1,663)	(1,514)	(1,483)
Exchange rate	188	(246)	112

Balance at the end of the year	$5,223	$5,970	$6,497

Warranty Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]

	December 31,
	2015	2014	2013

Balance at the beginning of the year	$7,467	$6,981	$7,197
Warranty provision related to acquisitions	-	50	-
Warranty provision related to the deconsolidation of Syneron Beauty	-	-	(129)
Charged to costs and expenses relating to new sales	11,433	9,126	9,122
Costs of product warranty claims	(10,779)	(8,501)	(9,159)
Translation differences	(72)	(189)	(50)

Balance at the end of the year	$8,049	$7,467	$6,981